January 28, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century Capital Portfolios, Inc. (the "Registrant")
1933 Act File No. 33-64872, Post-Effective Amendment No. 47
1940 Act File No. 811-7820, Amendment No. 47

Ladies and Gentlemen:

Pursuant to Section  101(a) of  Regulation  S-T and Rule  485(a) under the Securities Act of 1933, the aforementioned  Registrant hereby submits for filing the following  1933 Act  Post-Effective  Amendment No. 47 and 1940 Act Amendment No. 47 to the Registration Statement on Form N-1A filed by the Registrant in connection with the Registrant’s annual update.

The principal purposes of this amendment are to: (i) launch the new fund Global Real Estate and (ii) make certain other non-material changes deemed appropriate by the Registrant.

Please consider this a request for selective review pursuant to Investment Company Act Release No. 13768. This fund has a unique investment strategy, which is discussed in both the Fund Summary and the Objectives, Strategies and Risks sections. However, the other aspects of the fund, such as descriptions of class types, methods for buying and selling shares, tax disclosure and other required disclosure is substantially similar to the prospectuses of the other funds of the Registrant, which were most recently reviewed during the Registrant’s annual prospectus update effective on August 1, 2009. Accordingly, we ask that you focus your review on the Investment Objective, Fees and Expenses, Principal Investments, Principal Risks and Performance and Objectives, Strategies and Risks sections of the prospectus.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-4414.

Sincerely,

/s/  Ryan Blaine
Ryan Blaine
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com